Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	ORYN
Entity Registrant Name	ORYON TECHNOLOGIES, INC.
Entity Central Index Key	0001436164
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 169,678	$ 86,685
Accounts Receivable, net of allowance for doubtful accounts of $0 and $19,740, respectively	10,721	1,106
Inventory (see note 2)	97,456	75,768
Other current assets	8,707	6,964
Total current assets	286,562	170,523
PROPERTY AND EQUIPMENT, NET (see note 3)	21,708	27,826
INTANGIBLE ASSETS, NET (see note 4)	137,736	160,819
OTHER LONG-TERM ASSETS (see note 5)	23,799	20,832
TOTAL ASSETS	469,805	380,000
CURRENT LIABILITIES
Accounts payable	187,047	324,027
Accrued interest of Series C promissory notes (see note 9)		139,727
Deferred revenue	6,000
Deferred compensation (see note 6)	166,667	166,465
Current portion of promissory notes and other short-term debt (see note 7)	401,655	739,824
Other current liabilities (see note 8)	41,537	24,760
Due to affiliates		14,487
Total current liabilities	802,906	1,409,290
NOTES PAYABLE, NET (see note 9)	164,187	1,649,874
Total liabilities	967,093	3,059,164
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 50,000,000 authorized, none issued and outstanding (see note 13)
Common stock, $0.001 par value, 600,000,000 authorized, 62,660,778 and 16,502,121 issued and outstanding, respectively (see note 13)	62,661	16,502
Paid in capital	10,126,184	5,365,181
Foreign currency translation adjustment		12,119
Accumulated deficit	(10,686,133)	(8,069,326)
Non-controlling interest		(3,640)
Total equity (deficit)	(497,288)	(2,679,164)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 469,805	$ 380,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, allowance for doubtful accounts	$ 0	$ 19,740
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	50,000,000	50,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	62,660,778	16,502,121
Common stock, outstanding	62,660,778	16,502,121

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Product sales	$ 68,428	$ 95,165
Cost of goods sold	(40,184)	(64,501)
Gross profit	28,244	30,664
Royalty and license fees		303
Other		65,473
Total revenues	28,244	96,440
OPERATING EXPENSES
Total applications development expenses	324,575	387,753
Total sales and marketing expenses	152,091	65,316
Total general and administrative expenses	1,302,429	1,033,857
Depreciation and Amortization	40,163	58,855
Total loss from operations	(1,791,014)	(1,449,341)
OTHER INCOME (EXPENSE)
Interest income	522	9
Interest expense	(271,992)	(262,750)
Change in fair market value of Series A warrants	(535,367)
Net other income (expense)	(10,010)	63,168
Total other income (expense)	(816,847)	(199,573)
NET LOSS BEFORE TAX	(2,607,861)	(1,648,914)
INCOME TAXES (see note 12)
NET LOSS AFTER TAX	(2,607,861)	(1,648,914)
INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	1,054	1,328
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS	(2,606,807)	(1,647,586)
Loss per share: basic and diluted	$ (0.07)	$ (0.11)
Weighted average shares outstanding	37,754,324	15,269,316
Applications Development
OPERATING EXPENSES
Wages	173,888	216,309
Payroll taxes and benefits	26,455	43,371
Materials, equipment, services	117,008	109,283
Office and overhead	7,224	14,236
Travel and entertainment		4,554
Sales and Marketing
OPERATING EXPENSES
Wages	66,000	35,643
Payroll taxes and benefits	6,925	14,815
Office and overhead	14,357	844
Outside services	32,400	11,459
Travel and entertainment	32,409	2,555
General and Administrative
OPERATING EXPENSES
Wages	339,378	350,642
Payroll taxes and benefits	163,292	51,343
Office and overhead	160,099	185,434
Outside services	633,244	424,920
Travel and entertainment	$ 6,416	$ 21,518

Consolidated Statements of Changes in Shareholders' Equity (Deficit) (USD $)	Total	Common Stock	Paid in Capital	Non-Controlling Interest	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ (1,370,040)	$ 13,930	$ 5,022,566	$ (2,312)	$ 17,516	$ (6,421,740)
Beginning Balance (in shares) at Dec. 31, 2010		13,930,288
Operating Results for the year	(1,648,914)			(1,328)		(1,647,586)
Foreign currency translation adjustment	(5,397)				(5,397)
Stock-based compensation expense	20,896		20,896
Issuance of warrants	2,812		2,812
Issuance of shares (see note 13) (in shares)		2,571,833
Issuance of shares (see note 13)	321,479	2,572	318,907
Ending Balance at Dec. 31, 2011	(2,679,164)	16,502	5,365,181	(3,640)	12,119	(8,069,326)
Ending Balance (in shares) at Dec. 31, 2011		16,502,121
Operating Results for the year	(2,607,861)			(1,054)		(2,606,807)
Foreign currency translation adjustment	141				141
Issuance of common stock, financing transactions, pre-merger, shares		1,450,000
Stock-based compensation expense	192,780		192,780
Issuance of common stock, financing transactions, pre-merger	725,000	1,450	723,550
Issuance of common stock, financing transactions, post-merger, shares		2,550,000
Issuance of common stock, financing transactions, post-merger	1,275,000	2,550	1,272,450
Merger consideration-pre-existing shareholders, shares		15,000,000
Merger consideration-pre-existing shareholders		15,000	(15,000)
Merger partner capital accounts			10,000			(10,000)
Obligation to issue common stock, conversion of indebtedness, shares		27,158,657
Obligation to issue common stock, conversion of indebtedness	2,036,450	27,159	2,009,291
Issuance of warrants	32,565		32,565
Liquidation of inactive subsidiaries	(7,566)			4,694	(12,260)
Change in fair market value of Series A warrants due to re-pricing	535,367		535,367
Ending Balance at Dec. 31, 2012	$ (497,288)	$ 62,661	$ 10,126,184			$ (10,686,133)
Ending Balance (in shares) at Dec. 31, 2012		62,660,778

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,606,807)	$ (1,647,586)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair market value of Series A warrants due to re-pricing	535,367
Noncash interest expense on short-term notes	28,364	13,646
Noncash interest expense on notes payable	91,284	125,815
Noncash interest expense on warrants related to convertible notes	12,893	18,255
Noncash interest expense-beneficial conversion feature (see note 9)	136,074	103,472
Non-controlling interest	(1,054)	(1,328)
Stock-based compensation expense	192,780	20,896
Issuance of stock in lieu of cash payment (see note 6)		311,479
Issuance of convertible notes in lieu of rent	6,597	69,582
Bad debt expense		19,739
Depreciation and amortization	40,163	58,855
Gain on foreign currency transactions
Changes in operating assets and liabilities:
Accounts receivable-decrease (increase)	(9,615)	(5,407)
Inventory-decrease (increase)	(21,688)	36,387
Other current assets-decrease (increase)	(1,743)	92,882
Other long-term assets-decrease (increase)	(2,967)	7,659
Accounts payable-increase (decrease)	(136,979)	237,430
Deferred revenues	6,000
Deferred compensation-increase (decrease)	202	13,472
Other current liabilities-increase (decrease)	16,777	(45,709)
Due to affiliates-increase (decrease)	(14,487)	(6,376)
Net cash used in operating activities	(1,728,839)	(576,837)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(10,962)
Liquidation of inactive affiliates	(7,566)
Net cash flows used in investing activities	(18,528)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes		75,000
Proceeds from issuance of short-term notes payable	143,385	439,033
Cancellation of intercompany short-term notes due to merger	(325,000)
Repayment of short-term notes payable	(20,731)
Proceeds from issuance of equity	2,000,000	10,000
Issuance of noncash warrants other than convertible notes related	32,565	99
Net cash provided by financing activities	1,830,219	524,132
Effect of exchange rates on changes in cash	141	(5,397)
Net increase (decrease) in cash and cash equivalents	82,993	(58,102)
Cash and cash equivalents, beginning of period	86,685	144,787
Cash and cash equivalents, end of period	169,678	86,685
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	3,377	1,463
Debt and accrued interest converted to equity	$ 2,036,450

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation

Organization and Basis of Presentation

OryonTechnologies, Inc. (“Oryon” or the “Company”) has only one direct subsidiary, OryonTechnologies, LLC, a Texas limited liability company (“OTLLC”) is a developer of a patented electroluminescent (“EL”) lighting technology, trademarked as Elastolite®, which enables thin, flexible, crushable, water-resistant lighting systems to be incorporated into multiple applications such as safety apparel, sporting goods, consumer goods and membrane switches, among others. OTLLC is the parent of two wholly-owned companies: OryonTechnologies Licensing, LLC (“OTLIC”) and OryonTechnologiesDevelopment, LLC (“OTD”), both of which are also Texas limited liability companies.

OTLLC also previously owned OryonTechnologies International Pte. Ltd. (“OTI”), a Singapore-based corporation. Operations at OTI were suspended in May 2009 and OTI was liquidated in November 2012. The operations of OTI were not material to Oryon. OTI originally owned 51% of Oryon-Asia Pacific Safety, Limited (“OAPS”), which was formed in December 2006 as a Hong Kong limited company. During 2011, the 51% ownership was transferred to OTLLC. The other 49% of OAPS was owned by two non-affiliated individuals. Operations of OAPS were suspended in February 2011 and OAPS is in the final stage of liquidation. The operations of OAPS were not material to Oryon.

The accompanying audited financial statements of Oryon have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”). Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may vary from these estimates.

These financial statements have been prepared in accordance with GAAP applicable to a going concern, which assume that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At December 31, 2012, the Company had cash of $169.7 thousand but had not yet achieved profitable operations, had accumulated losses of $10,686.1 thousand since its inception and expects to incur further losses in the development of its business, all of which raises substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.

The Company expects to continue to incur substantial losses as it executes its business plan and does not expect to attain profitability in the near future. Since its inception, the Company has funded operations through short-term borrowings and equity investments in order to meet its strategic objectives. The Company’s future operations are dependent upon external funding and its ability to execute its business plan, realize sales and control expenses. Management believes that sufficient funding will be available from additional borrowings and equity placements to meet its business objectives, including anticipated cash needs for working capital, for a reasonable period of time. However, there can be no assurance that the Company will be able to obtain sufficient funds to continue the development of its business operation, or if obtained, upon terms favorable to the Company.

These audited financial statements should be read in conjunction with information provided in the Company’s Annual Report on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the periods presented have been reflected herein.

Corporate History and the Merger	12 Months Ended
Dec. 31, 2012
Corporate History and the Merger

Corporate History and the Merger

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with the name “Eaglecrest Resources, Inc.” and 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, par value of $0.006 per share. On November 4, 2011, the Company amended its Articles of Incorporation to decrease the par value of its common stock from $0.006 to $0.001 per share. On November 25, 2011, the Company amended its Articles of Incorporation to change its name from “Eaglecrest Resources, Inc.” to “Oryon Holdings, Inc.” On May 5, 2012, the Company amended its Articles of Incorporation to change its name from “Oryon Holdings, Inc.” to “Oryon Technologies, Inc.”

The Company was organized for the purpose of acquiring and developing mineral properties. A mineral claim, with unknown reserves, was acquired in August 2007, became impaired in January 2008 and was written off, and the Company had limited operations subsequently. The Company never established the existence of a commercially minable ore deposit and therefore did not reach the exploration stage.

On October 24, 2011, the Company entered into a binding letter of intent (“LOI”) with OTLLC in connection with a proposed reverse acquisition transaction (the “Merger”) between the Company and OTLLC whereby OTLLC agreed to merge with Oryon Merger Sub, LLC, a Texas limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), in exchange for the issuance to the members of OTLLC of eight (8) shares of the Company’s common stock for each outstanding membership unit of OTLLC, which was equal to a total of 16,502,121 shares (assuming that none of OTLLC’s existing Series C Notes were converted before the closing of the Merger).

In accordance with the terms of the LOI, the terms and conditions of the Merger were thereafter set forth in a formal definitive agreement. To that end, on March 9, 2012, the Company entered into an agreement and plan of merger by and between the Company, OTLLC and Merger Sub (the “Merger Agreement”). Upon the closing of the Merger on May 4, 2012 (the “Closing Date”), OTLLC became a wholly-owned subsidiary of the Company, the Company issued 16,502,121 shares of common stock to the members of OTLLC and the promissory notes receivable from OTLLC became intercompany obligations within the corporate group (and have been cancelled).

As a result of the Merger, the OTLLC members acquired the majority of the Company’s issued and outstanding common stock, OTLLC became a wholly-owned subsidiary of the Company, and the Company acquired the business and operations of OTLLC. In conjunction with the Merger, OTLLC assumed no liabilities from the Company and all members of the Company’s executive management are from OTLLC. The Company filed a Current Report on Form 8-K, as amended, dated May 4, 2012, describing the Merger and providing information concerning OTLLC.

The Merger was accounted for as a reverse-merger and recapitalization in accordance with GAAP. OTLLC is deemed to be the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of OTLLC and are recorded at the historical cost basis of OTLLC, and the consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and OTLLC, historical operations of OTLLC and operations of the Company from the Closing Date. Membership units and the corresponding capital amounts of OTLLC pre-Merger have been retroactively restated as shares of common stock reflecting the eight (8) to one exchange ratio of the Merger. All references in the financial statements and notes thereto to equity securities and all equity related historical financial measurements including weighted average shares outstanding, earnings per share, par value of common stock, additional paid in capital, option exercise prices and warrant exercise prices have been retroactively restated to reflect the Merger exchange ratio.

The Company’s common stock is quoted on the OTCQB tier of the U.S. OTC Market under the symbol ORYN.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
1.	Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The Company uses the accrual method of accounting and all amounts are denominated in United States dollars. The accounts for OTI, which were maintained in Singapore dollars, have been converted from Singapore dollars to United States dollars at historical exchange rates.

All significant intercompany accounts and transactions have been eliminated in the consolidation. “Due to affiliates” represents amounts due to entities that own equity or indebtedness of the Company or a subsidiary but that are not part of the consolidated company presented herein.

Revenue Recognition

The Company recognizes revenue from products when the goods are shipped pursuant to a customer’s purchase order. Revenue from royalties is recorded in the period in which the sales of the underlying products are made. Revenue from license fees is recognized in the period in which they are due and payable.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the consolidated financial statements and the accompanying notes. Accounting estimates and assumptions are those that management considers to be the most critical to an understanding of the consolidated financial statements because they inherently involve significant judgments and uncertainties. All of these estimates reflect management’s judgment about current economic and market conditions and their effects based on information available as of the date of these consolidated financial statements. If such conditions persist longer or deteriorate further than expected, it is reasonably possible that the judgments and estimates could change, which may result in future impairments of assets, among other effects.

Significant estimates include the carrying value of intangible assets and the value of equity instruments, including convertible notes, stock options, warrants, and membership units issued in lieu of cash.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are accounted for at fair value, do not bear interest, and are short-term in nature. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability to collect on accounts receivable. Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to earnings and a credit to the valuation allowance. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable. The Company does not require collateral.

Concentrations of Credit Risk

Certain balance sheet items that potentially subject the Company to concentrations of credit risk are primarily accounts receivable. Concentrations of credit risk with accounts receivable are generally mitigated by the size of the Company’s customers. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable.

Inventory

Inventory is carried at the lower of cost or market. A physical inventory count is taken at the end of each calendar quarter and the accounting records are adjusted to match the physical inventory.

Property and Equipment

Property, equipment, computer hardware and software, and leasehold improvements are carried at historical cost. Expenditures are capitalized only if the cost of the individual asset exceeds $1,200 and the asset is expected to have a business use for greater than 12 months.

Depreciation is calculated on a straight line basis over the estimated useful life of the property acquired. Equipment and furniture is depreciated over 60 months. Computer software and hardware is depreciated over 36 months. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

Inter-company transfers of assets are recorded at depreciated cost, with no change in estimated life or monthly depreciation.

Research and Development

The Company expenses all costs associated with the development of applications for the Company’s technology as the costs are incurred.

Intangible Assets

Amortization is computed based on the straight line method over the life of the patent, which is 180 months beginning with the month when the patent is granted. The amortization is based on the historical cost of each individual patent. Costs incurred to renew or extend the terms of patents are expensed as incurred.

The Company annually assesses whether the carrying value of its intangible assets exceeds their fair value and records an impairment loss equal to any excess.

Income Taxes

OTI and OAPS are not consolidated into the Company for purposes of United States tax filings and computations. OTLLC, OTD and OTLIC are limited liability companies and, as such, do not pay federal or state income taxes. Accordingly, no taxes have been accrued on the Company’s records for periods prior to the Merger.

Stock-Based Compensation

The Company utilizes equity based awards as a form of compensation for employees, consultants, officers and directors. The Company records compensation expense for all awards granted. After having assessed alternative valuation models and amortization methods, the Company uses the Black-Scholes valuation model and straight-line amortization of compensation expense over the requisite service period for each grant. The Company will reconsider use of this model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

Leases

The Company leases office facilities under a non-cancelable operating lease. The Company recognizes rent on a straight-line basis over the lease term.

Inventory	12 Months Ended
Dec. 31, 2012
Inventory
2.	Inventory

Inventory consists of the following:

	December 31, 2012	December 31, 2011
Raw materials	$95,732	$73,501
Work in process	—	—
Finished goods	884	2,267
Customer projects in process	840	—

Total Inventory	$97,456	$75,768

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
3.	Property and Equipment

Property and equipment consist of the following:

	December 31, 2012	December 31, 2011
Leasehold improvements	$7,279	$7,279
Furniture and equipment	195,927	184,965

Property and equipment, gross	203,206	192,244
Accumulated depreciation	(181,498)	(164,418)

Net property and equipment	$21,708	$27,826

Depreciation expense was $17,080 and $35,771 for the years ended December 31, 2012 and 2011, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
4.	Intangible Assets

As of December 31, 2012 and December 31, 2011, the Company’s only intangible assets consisted of patents with a gross carrying cost of $320,795 and accumulated amortization of $183,059 and $159,976, respectively. The remaining weighted average amortization period was 6.0 years at December 31, 2012. The estimated aggregate amortization expense in each of the years ending December 31, 2013 through December 31, 2015, is $23,083 per year.

The balances as of December 31, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(183,059)	$137,736

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819

Amortization expense for each of years ended December 31, 2012 and 2011 was $23,083.

Other Long Term Assets	12 Months Ended
Dec. 31, 2012
Other Long Term Assets
5.	Other Long Term Assets

Other long term assets consist of the following:

	December 31, 2012	December 31, 2011
Investment in subsidiaries	$100	$100
Other receivables	7,102	4,135
Security deposits	6,597	6,597
Licenses	10,000	10,000

Total other assets	$23,799	$20,832

Deferred Compensation	12 Months Ended
Dec. 31, 2012
Deferred Compensation
6.	Deferred Compensation

Deferred compensation consists of the following:

	December 31, 2012	December 31, 2011
Deferred wages	$112,979	$140,833
Deferred directors’ fees	45,000	—
Accrued taxes on deferred wages	8,688	25,632

Total deferred compensation	$166,667	$166,465

Prior to August 31, 2011, the Company was obligated to issue membership units to certain senior level employees in lieu of cash wages in connection with employment agreements with those employees. The employment agreements provided that the employees would receive membership units in lieu of cash compensation until such time as the Company obtains sufficient capital (as defined in the agreements) to begin paying their agreed-upon compensation in cash. The obligation for additional issuances was accrued each pay period and the Company was obligated to issue the membership units at the beginning of each calendar quarter, provided that the employee was still employed by the Company.

As of December 31, 2010, the Company was obligated to issue membership units in lieu of $99,094 in wages for the year ended December 31, 2010, (issuable on the first day of the subsequent quarter) and $13,163 in wages for the year ended December 31, 2009. Accordingly, a total of 898,056 shares were issued on January 1, 2011 at a value of $0.125 per share. An additional 1,553,776 shares were issued on October 1, 2011 at a value of $0.125 per share under the employment agreements in lieu of compensation earned between January 1, 2011 and August 31, 2011, for a total of 2,451,832 shares issued in 2011 in lieu of cash wages to employees. In addition, 40,000 shares were issued to a former consultant in settlement for $5,000 in unpaid compensation on December 15, 2011.

Effective September 1, 2011, the agreements were revised to provide for the indefinite deferral of unpaid wages until sufficient external funding was obtained. Deferred wages due to employees at December 31, 2012 and December 31, 2011 were $112,979 and $140, 833, respectively.

Other Short-Term Debt	12 Months Ended
Dec. 31, 2012
Other Short-Term Debt
7.	Other Short-Term Debt

Other short-term debt consists of the following:

	December 31, 2012	December 31, 2011
Current portion, promissory notes payable	$37,500	$—
Other short-term debt	322,145	401,178
Promissory notes related to proposed merger	—	325,000
Accrued interest	42,010	13,646

Total	$401,655	$739,824

During the year ended December 31, 2011, OTLLC was unable to complete a financing deal with a private equity firm that had been expected to provide OTLLC with adequate capital. To fund continuing operations at a reduced level of expenditures, OTLLC borrowed funds from several individuals on an unsecured, non-interest-bearing basis. On December 5, 2012, the Company documented its obligation to one of the individuals in a promissory note for $211,418. Such promissory note bears interest at WSJPrime plus one percent beginning October 1, 2012, requires monthly fixed payments plus mandatory prepayments under certain conditions, and matures on September 30, 2016. For balance sheet presentation of such promissory note, the mandatory payments due in 2013 in the cumulative amount of $37,500 are reported in Other Short-Term Debt as the current portion of the promissory note and the remaining balance of the promissory note is reported as Notes Payable. In addition, during 2011, one vendor required that the outstanding accounts payable balance of $287,145 be converted to a promissory note. Such note accrues interest at 10% annually and is payable upon demand. This note matured on December 15, 2011 and management is currently in negotiations with the vendor to extend the note or replace it with a new promissory note.

In October 2011, OTLLC signed a binding letter of intent to negotiate a merger agreement with the Company. Through December 31, 2011, in connection with the letter of intent, OTLLC issued promissory notes to the Company in the amount of $325,000 in connection with the advance by the Company to OTLLC of $325,000. The funds for this advance were obtained by the Company pursuant to a private offering whereby for each dollar invested, the investor(s) making such investment would be issued two (2) shares of common stock of the Company and a warrant to purchase two (2) shares of common stock of the Company with a current exercise price of $0.50 per share and a term of five (5) years. The proceeds of the private offering through December 31, 2011, resulted in the obligation to issue 650,000 shares of common stock (along with warrants for the purchase of an additional 650,000 shares of common stock at a current exercise price of $0.50 per share).

During the three months ended March 31, 2012, OTLLC issued additional promissory notes to the Company in the amount of $200,000 in connection with the advance by the Company to OTLLC of $200,000, for a total cumulative amount of $525,000 of promissory notes as of March 31, 2012. In April 2012, OTLLC issued additional promissory notes to the Company in the amount of $200,000 in connection with the advance by the Company to OTLLC of an additional $200,000, for a total cumulative amount of $725,000 of promissory notes as of April 30, 2012, and the Closing Date. The funds for these advances were obtained by OTLLC pursuant to the private offering described above. At the Closing Date and April 30, 2012, $725,000 was included on the Company’s balance sheet as notes receivable from OTLLC. Subsequent to April 30, 2012, upon the closing of the Merger on May 4, 2012, all of the promissory notes receivable became intercompany transactions within the consolidated corporate group and were cancelled.

The proceeds of the private offering between December 31, 2011 and the Closing Date resulted in the obligation to issue 800,000 shares of common stock (along with warrants for the purchase of an additional 800,000 shares of common stock at the current exercise price of $0.50 per share and a term of five (5) years) in addition to the obligation to issue 650,000 shares of common stock (along with warrants for the purchase of an additional 650,000 shares of common stock at the current exercise price of $0.50 per share) that existed at December 31, 2011. Of the resulting cumulative total of 1,450,000 shares that the Company was obligated to issue pursuant to the private offering through April 30, 2012 and the Closing Date, 800,000 shares (along with the warrants for the purchase of 800,000 additional shares at the current exercise price of $0.50 per share and a term of five (5) years) were issued on March 12, 2012, so that as of April 30, 2012 and the Closing Date, the net amount of 650,000 shares (along with warrants for the purchase of an additional 650,000 shares at the current exercise price of $0.50 per share) remained to be issued by the Company to fulfill subscriptions in an aggregate amount of $325,000.

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities
8.	Other Current Liabilities

Other current liabilities at December 31, 2012, and December 31, 2011, consist of accrued corporate operating expenses as estimated by management, including accruals for legal, tax return, office overhead and accounting expenses.

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable
9.	Notes Payable

The Company, through its wholly-owned subsidiary OTLLC, had three outstanding series of convertible notes (the Series C-1 notes, the Series C-2 notes, and the Series C-3 notes, collectively the “Notes”) with a combined total principal obligation of $0 and $2,579,220 at December 31, 2012 and December 31, 2011, respectively. Accrued interest on the Notes as of December 31, 2012 and December 31, 2011, were $0 and $139,727, respectively, resulting in a total obligation of $0 and $2,718,947 as of December 31, 2012 and December 31, 2011, respectively. Each series of Notes was convertible under certain circumstances into the Company’s common stock at different conversion rates. On August 31, 2012, as a result of the completion of a “Qualified Financing” as defined in the Notes and as modified by the Group Modification Agreement approved by the holders of the Notes in March 2012, the Notes and accumulated accrued interest through August 31, 2012, were converted into 27,158,657 shares of the Company’s common stock (the “Conversion”).

Following the Conversion on August 31, 2012, none of the principal and interest of the Notes remained outstanding, but the holders of the Notes retained the detachable warrants to purchase common stock at $0.3125 per share that they had received in connection with their investment in the Notes. The following table shows the number of shares of common stock that would have been issued if all the warrants related to the Notes were exercised as of December 31, 2012:

	As of December 31, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $ 0.3125
Series C-1 Notes	N/A	$—	—	2,841,440
Series C-2 Notes	N/A	—	—	3,200,000
Series C-3 Notes	N/A	—	—	1,972,000

		$—	—	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

	As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,637	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,500	1,972,000

		$2,718,947	26,234,377	8,013,440

The Company has not included these share equivalents in earnings per share calculations as they are anti-dilutive.

Interest on the Notes accrued at the rate of 5% per annum, compounded annually, and was payable at the election of the Company on the last day of each calendar quarter. Accrued but unpaid interest was added to the principal. Accrued and unpaid interest was converted to shares of common stock when the related Note principal was converted to common stock effective August 31, 2012. The Notes were secured by substantially all assets of OTLLC, and, as a result of the Conversion, the lien on such assets was automatically removed.

Notes payable consist of the following:

	December 31, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$—	$2,579,220
Debt discount—beneficial conversion feature	—	(867,273)
Debt discount—warrant value	—	(62,073)
Promissory note—long term portion	164,187	—

Net	$164,187	$1,649,874

The Series C-1 convertible notes, issued in exchange for the Series A convertible notes, were also determined to have an embedded beneficial conversion feature under the provisions of ASC 470-20, “Debt with Conversion and Other Options” based on the November 2010 market value of $1 per share and an exercise price of $.50 per share. In accordance with ASC470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $972,070 was recorded at November 2010 for the Series C-1 convertible note issuances and amortization expense recognized in the amounts of $136,074 and $103,472 for the years ended December 31, 2012, and 2011, respectively. On August 31, 2012, in conjunction with the Conversion, the unamortized discount balance of $731,199 was written off. The unamortized discount balance as of December 31, 2012 and December 31, 2011 was $0 and $867,273, respectively.

Leases	12 Months Ended
Dec. 31, 2012
Leases
10.	Leases

The Company’s only lease is for its office and production facility, consisting of approximately 9,957 square feet in a building located at 4251 Kellway Circle in Addison Texas. The Company is obligated to pay $6,597 per month through March 31, 2016. The Company began leasing its current facilities in April 2010 under an operating lease that extends through March 2016.

In August 2011 the Company reached an agreement with the lessor to issue Series C-3 notes as payment for the July 2011 through January 2012 rent. The Company also agreed to issue an additional $30,000 Series C-3 convertible note in exchange for the lessor’s acceptance of such agreement. This payment was amortized over the 7 months of rent paid by the note, increasing rent expense by $12,800 during the nine month period ended September 30, 2011 (for the July – September 2011 amortization) and $4,300 for the nine month period ended September 30, 2012 (for the January 2012 amortization).

Rent expense relating to the operating lease agreement was $83,464 and $91,670 for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2012, the future minimum payments required under all operating leases with terms in excess of one year were as follows:

For the year ending December 31,	Amount
2013	79,164
2014	79,164
2015	79,164
2016	19,791
2017	—

$257,283

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
11.	Commitments and Contingencies

From time to time, the Company is engaged in various legal proceedings that are routine in nature and incidental to its business. At this time, there are no legal proceedings to which the Company is a party nor, to management’s knowledge, are any material legal proceedings contemplated.

As of December 31, 2012, a number of the Company’s employees were covered by employment agreements. In general, the employment agreements contain non-compete provisions ranging from nine months to one year following the term of the applicable agreement.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
12.	Income Taxes

The Company has filed its tax returns as a corporation since inception. OTLLC is a limited liability company and, as such, does not pay income taxes. Prior to the Merger, OTLLC filed separate tax returns for each subsidiary that is a limited liability company and provided the applicable investors with appropriate personally individualized documentation. All returns for OTLLC, OTD and OTLIC are current through the 2011 tax year. The partial year return for OTLLC for operations through the date of the Merger is expected to be completed on a timely basis.

OTI was taxed in Singapore. All returns for OTI are current through the 2011 tax year. OTI generated substantial tax losses during its existence and therefore received a tax refund of $5,181 in 2011 for estimated taxes paid prior to 2009. No anticipated tax liability exists at December 31, 2012.

OAPS was taxed in Hong Kong. The company has been dissolved and no future liabilities will be incurred. All returns for OAPS are current through the 2012 tax year. OAPS generated substantial tax losses during its existence and no anticipated tax liability exists at December 31, 2012.

Capital	12 Months Ended
Dec. 31, 2012
Capital

13. Capital

The Company was incorporated under the laws of the State of Nevada on August 22, 2007 with 100,000,000 authorized common shares with a par value of $0.001. On August 6, 2010, the Company effected a forward split of its shares of common stock on the basis of six new shares for one existing share, and amended its Articles of Incorporation to increase its number of authorized shares of common stock to 600,000,000 shares of common stock, with a par value of $0.006 per share. On October 31, 2011, certain shareholders, including two executive officers, surrendered, in aggregate, 30,000,000 shares of the Company’s common stock for cancellation. On November 17, 2011, an additional 1,000,000 shares were surrendered for cancellation. On November 4, 2011, the Board of Directors reduced the par value of the common shares from $0.006 to $0.001 per share. As of December 31, 2011 and January 31, 2012, 29,000,000 post-split common shares were issued and outstanding. The post-split common shares are shown as split from the date of inception. On April 19 and 30, 2012, certain shareholders surrendered for cancellation, in aggregate, an additional 14,000,000 shares of the Company’s common stock, leaving the remaining number of 15,000,000 post-split common shares.

During the year ended December 31, 2011, the Company entered into subscription agreements for units of the Company, at $0.50 per unit. The subscription agreements were in connection with the financing agreement (the “Financing Agreement”) that the Company signed on November 2, 2011, with Maxum Overseas Fund (“Maxum”) under which Maxum agreed to: (i) invest $100,000 in the common equity of the Company and (ii) either invest an additional amount up to $1,900,000 in the common equity of the Company or assist the Company in securing all or a portion of such $1,900,000 investment from alternate sources. Under the terms of the Financing Agreement, for each dollar invested, the investor(s) making such investment will be issued two (2) shares of common stock of the Company and a warrant to purchase two (2) shares of common stock of the Company with a current exercise price of $0.50 per share and a term of five (5) years.

At both December 31, 2011 and January 31, 2012, the Company had received $325,000 for subscriptions representing the obligation to issue 650,000 shares (along with warrants having the right to purchase an additional 650,000 shares, each with the current exercise price of $0.50 per share and a term of five years).

During the three months ended March 31, 2012, the Company received an additional $200,000 in subscriptions pursuant to the Financing Agreement representing the obligation to issue 400,000 shares (along with warrants having the right to purchase an additional 400,000 shares, each with the current exercise price of $0.50 per share and a term of five years). In April 2012, the Company received an additional $200,000 in subscriptions pursuant to the Financing Agreement representing the obligation to issue an additional 400,000 shares (along with warrants having the right to purchase an additional 400,000 shares, each with the current exercise price of $0.50 per share and a term of five years). The cumulative result of the subscriptions through April 30, 2012 and the Closing Date was the obligation to issue 1,450,000 shares (650,000 for subscriptions prior to December 31, 2011 plus 800,000 for subscriptions between January 1 and April 30, 2012) along with warrants having a five (5) year term to purchase 1,450,000 shares at the current exercise price of $0.50 per share. On March 12, 2012, the Company fulfilled subscription agreements in the aggregate amount of $400,000 resulting in the issuance of 800,000 shares of common stock (along with warrants having a five (5) year term to purchase an additional 800,000 shares at the current exercise price of $0.50 per share). As a result, as of April 30, 2012, the Company had the remaining obligation to fulfill $325,000 in subscriptions to issue the 650,000 shares (along with warrants having the right to purchase an additional 650,000 shares, each with a current exercise price of $0.50 per share and a five (5) year term). Using the Black-Scholes stock price valuation model, $90,535 of the $400,000 proceeds related to the issued equity securities was allocated to the issuance of the warrants to purchase 800,000 shares.

On May 10, 2012 and May 15, 2012, the Company received a total of $775,000 from subscriptions resulting in the obligation to issue an aggregate of an additional 1,550,000 shares of common stock (along with warrants having the right to purchase 1,550,000 additional common shares, each with a current exercise price of at $0.50 per share).

On March 19, 2012, the Company amended its Articles of Incorporation to authorize 50,000,000 shares of preferred stock, par value $0.001 per share. The Company’s shareholders approved the Restated Articles at a special meeting of shareholders held on March 19, 2012. No preferred stock has been subscribed for or issued as of the date hereof.

In the three month period ended March 31, 2011, membership units that were subsequently exchanged for 792,752 shares of common stock were issued in lieu of cash payments for wages incurred during the year ended December 31, 2010, under employment agreements as described in Note 6 and valued at $0.125 per share and, in addition, membership units subsequently exchanged for 105,304 shares of common stock were issued in lieu of cash payment for other unpaid wages, also valued at $0.125 per share. During the three month period ended June 30, 2011, membership units that were subsequently exchanged for 80,000 shares of common stock were issued in exchange for a cash investment of $10,000, a valuation of $0.125 per share. During the three month period ended December 31, 2011, membership units that were subsequently exchanged for 40,000 shares of common stock were issued in lieu of cash payment in connection with the termination of a consulting agreement based on a valuation of $0.125 per share. An additional 1,553,776 shares were issued in October 2011 at a value of $0.125 per share under the employment agreements in lieu of compensation earned between January 1, 2011 and August 31, 2011. In total, 2,571,832 shares were issued in 2011.

At April 30, 2012, 15,800,000 shares of common stock were issued and outstanding, consisting of the 15,000,000 post-split common shares plus the 800,000 shares issued in the fulfillment of the $400,000 in subscriptions on March 12, 2012.

In June 2012, an additional 2,200,000 shares were issued in the fulfillment of the $1,100,000 in the remaining subscriptions received but had not yet been fulfilled. On August 31, 2012, the Conversion of the Notes (see Note 9) required the Company to issue 27,158,657 shares of common stock to the holders of the Notes. In September 2012, an additional 1,000,000 shares were issued in the fulfillment of the $500,000 in subscriptions received during July and August. There were 62,660,778 and 16,502,121 common shares outstanding as of December 31, 2012, and 2011, respectively.

As described in Note 6 above, during the year ended December 31, 2011, the Company issued a total of 2,451,832 shares in lieu of cash wages to employees and 40,000 shares to a former consultant in settlement of unpaid compensation. In addition, an existing shareholder purchased 80,000 shares at $0.125 per share on May 13, 2011.

Equity Options and Warrants	12 Months Ended
Dec. 31, 2012
Equity Options and Warrants

14. Equity Options and Warrants

Stock Options

OTLLC adopted the 2004 Unit Option Plan under which officers, employees, advisors and managers could be awarded membership unit option grants. Under the 2004 Unit Option Plan, OTLLC’s board could fix the term and vesting schedule of each option. Vested options generally could remain exercisable for up to three months after a participant’s termination of service or up to 12 months after a participant’s death or disability. Typically, the exercise price of a nonqualified option must not be less than the fair market value of the units on the grant date. The exercise price of each unit option granted under the 2004 Plan must be paid in cash when the option is exercised. Generally, options are not transferable except by will or the laws of descent and distribution.

In connection with the Merger, the Company’s Board of Directors adopted the 2012 Equity Incentive Plan, previously filed as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed on March 21, 2012. In connection with the Merger, each currently outstanding option to purchase an OTLLC unit was converted into an option to purchase eight (8) shares of the Company’s common stock under the Company’s 2012 Equity Incentive Plan. Immediately prior to Closing, there were 345,388 options to purchase OTLLC units outstanding, which, if exercised could result in the issuance of 2,763,104 shares of the Company’s common stock at prices ranging from $0.13 per share to $0.63 per share.

In January 2012, options for 400,000 shares, exercisable at $0.125 per share, with 25% annual vesting, were granted.

On May 4, 2012, the date of the closing of the Merger, all of the unvested options (except for the 400,000 granted in January 2012) became fully vested because the Merger was a “change of control” as defined in the 2004 Unit Option Plan.

In September 2012, an option for 500,000 shares, exercisable at $0.745 per share, with 50% vested immediately and 50% vested on the first anniversary of the grant date, was granted to the Company’s chief executive officer under the 2012 Equity Incentive Plan. The grant date fair market value of this option grant was $114,534 of which $77,838 was expensed in 2012.

On November 6, 2012, non-executive directors were issued options for 266,667 shares, exercisable at $0.395 per share, 100% vested on the grant date, as compensation for such independent directors’ prior service. The grant date fair market value of these option grants was $33,765, all of which was expensed in 2012.

On January 16, 2013, options for 423,796 shares were granted to employees and consultants for past services rendered, exercisable at $0.3425 per share and 100% vested on the grant date. The aggregate grant date fair market value of these option grants was approximately $63.1 thousand, which will be expensed in the first quarter of 2013.

Including the January 16, 2013, stock option grants, there are 3,953,567 options outstanding at an average exercise price of $0.282 per share, consisting of 3,359,771 fully vested options outstanding at an average exercise price of $0.261 per share and 593,796 unvested options outstanding with an average exercise price of $0.402 per share.

The Company has used the modified Black-Scholes model to estimate the fair value of employee options on the date of grant utilizing the assumptions noted below. The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future. For stock option grants in 2012, the following assumptions were used:

Range of risk-free interest rates	0.669% – 2.812%
Expected term of options in years	5.003 – 6.256
Range of expected volatility	34.70% – 38.42%

A summary of option activity for the years ended December 31, 2012 and December 31, 2011, follows:

	For the year ended December 31,
	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,363,104	$0.188	2,803,104	$0.209
Granted	1,166,667	$0.452	—	$—
Exercised	—	$—	—	$—
Forfeited and expired	—	$—	(440,000)	$0.324

Outstanding at the end of the year	3,529,771	$0.275	2,363,104	$0.188

Exercisable at the end of the year	2,879,711	$0.255	1,153,104	$0.225

The Company recognized total compensation expense related to the stock options (excluding independent director option grants) of $159,014 and $20,896 for the years ended December 31, 2012, and 2011, respectively. The acceleration of the vesting of unvested options as a result of the change in control that occurred on the Closing of the Merger on May 4, 2012, significantly increased the option compensation expense in the first half of 2012. Compensation expense is included in selling, general and administrative expenses in the consolidated statement of operations. Total unrecognized compensation expense related to unvested unit options was $46,143 and $33,710 at December 31, 2012 and 2011, respectively.

The weighted average grant date fair value of share options granted during the year ended December 31, 2012 was $0.1485 per share. No options were granted during 2011.

Common stock options outstanding and exercisable at December 31, 2012 were as follows:

As of December 31, 2012

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	2,023,104	7.82	1,623,104
$0.250	240,000	6.01	240,000
$0.325	340,000	1.32	340,000
$0.375	120,000	7.61	120,000
$0.395	266,667	9.85	266,667
$0.625	40,000	2.42	40,000
$0.745	500,000	9.68	250,000

Total	3,529,771	7.42	2,879,771

The stock options exercisable at December 31, 2012 had an aggregate intrinsic value of $499,238. No options were exercised during 2012 or 2011.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive due to the Company’s net losses incurred for the periods presented.

Warrants

On March 12, 2012, as discussed in Note 13 above, the Company fulfilled subscriptions for the issuance of 800,000 shares along with warrants having the right to purchase 800,000 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. In June 2012, the Company fulfilled subscriptions for the issuance of 2,200,000 shares along with warrants having the right to purchase 2,200,000 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. In September 2012, the Company fulfilled subscriptions for the issuance of 1,000,000 shares along with warrants having the right to purchase 1,000,000 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. Also in September 2012, the Company issued to a consultant warrants having the right to purchase 133,335 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company and issued to consultants through December 31, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	4,000,000	0.50
Issued to consultant	133,335	0.50
Exercised	—	—

Balance, December 31, 2012	4,133,335	0.50

When subscriptions are fulfilled by the Company, the warrants related to each individual subscription are dated as of the date the subscription funds were received by the Company, regardless of the date on which the obligation is ultimately fulfilled. Therefore, all warrants have a term of five years from date the subscription funds were received.

At December 31, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 4,133,335 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants (at $0.50 exercise price)
October 26, 2016	200,000	3.82	$107,446
November 1, 2016	50,000	3.84	26,862
December 4, 2016	200,000	3.93	107,446
December 27, 2016	200,000	3.99	107,446
February 13, 2017	50,000	4.12	26,862
February 27, 2017	100,000	4.16	53,723
March 12, 2017	250,000	4.20	134,308
April 4, 2017	150,000	4.26	80,585
April 22, 2017	250,000	4.31	134,308
May 9, 2017	500,000	4.36	268,616
May 14, 2017	1,050,000	4.37	564,094
July 22, 2017	500,000	4.56	268,616
August 30, 2017	500,000	4.67	268,616
August 30, 2017	133,335	4.67	71,632

	4,133,335	4.34	$2,220,560

Using the Black-Scholes stock price valuation model, $561,194 of the $2,000,000 proceeds related to the fulfillment of the subscriptions during 2012 was originally attributed to the warrants to purchase 4,133,335 shares. However, in September 2012, the board of directors authorized the re-pricing of the warrants’ exercise price from the original $0.75 per share to the current $0.50 per share. This resulted in an increase of $535,367 in allocation of the proceeds to paid-in capital and a matching expense on the income statement.

The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.59%-1.20%
Expected life of warrants (years)	5.00

At both December 31, 2012 and December 31, 2011, the Company had issued warrants for 8,013,440 shares of common stock to the holders of the Notes (see Note 9) and additional warrants for 107,672 shares of common stock to other individuals for a total of 8,121,112 warrants outstanding. Of the warrants outstanding, 42,672 were issued in 2009, exercisable at $0.375 per share and had a weighted average grant date fair value of $0.009. In 2010, 7,768,440 warrants were issued, exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.01. The remaining 310,000 warrants were issued in 2011, also exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.008. The Company used the modified Black-Scholes model to estimate the fair value of the warrants on the date of issuance. Under the provisions of FASB ASC 470-20-25, the Company allocated the fair value of the warrants at issuance and recorded debt discount and additional paid in capital in the amounts of $0 and $2,812 for the years ended December 31, 2012, and 2011, respectively. Noncash interest expense reflecting the amortization of debt discount related to the warrant issuances of $12,893 and $18,255 was recorded for the years ended December 31, 2012, and 2011, respectively.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive due to the Company’s net losses incurred for the periods presented.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans
15.	Benefit Plans

The Company had established a 401(k) Plan (the “Plan”) for eligible employees of the Company, but in December 2012, the Company announced the termination of the Plan, primarily due the high cost relative to the inadequate employee participation. Generally, all employees of the Company who are at least twenty-one years of age and who have completed one-half year of service were eligible to participate in the Plan. The Plan was a defined contribution plan that provided that participants could make voluntary salary deferral contributions, on a pretax basis, between 1% and 15% of their compensation in the form of voluntary payroll deductions, up to a maximum amount as indexed for cost of living adjustments. The Company was permitted to make discretionary contributions but no contributions have been made since 2009. In the years ended December 31, 2012, and 2011, the Company paid $3,510 and $2,775, respectively, in maintenance fees.

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern

16. Going Concern

The Company has accumulated losses from inception through December 31, 2012 of $10,686,133, has minimal assets, and has negative working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These factors may have potential adverse effects on the Company including the ceasing of operations.

On May 4, 2012, the Company completed the Merger with a publicly-traded company. See Note 13 above. The Merger enabled the Company to obtain substantial additional equity capital to finance the Company’s operations through January 2013. Management believes that it will receive additional equity capital in the first quarter of 2013 although such funding is not guaranteed. If capital raising efforts are unsuccessful, discontinuance of operations is possible. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
17.	Related Party Transactions

At April 30, 2012, and January 31, 2012, advances in the amount of $150,505 were due to former officers and directors of the Company. These advances were non-interest bearing and payable on demand. In connection with the Closing of the Merger on May 4, 2012, these obligations were forgiven by the former officers and directors of the Company. In addition, under the terms of the Merger, the former officers and directors of the Company were responsible for personally settling all outstanding accounts payable and accrued liabilities as shown on the Company’s April 30, 2012, balance sheet in the total amount of $54,434 and any additional costs incurred up to the date of their resignations.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
18.	Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2012 through February 27, 2013, the date this report was available to be issued. Any material subsequent events that occurred during that time period have been properly recognized or disclosed in the Company’s financial statements.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The Company uses the accrual method of accounting and all amounts are denominated in United States dollars. The accounts for OTI, which were maintained in Singapore dollars, have been converted from Singapore dollars to United States dollars at historical exchange rates.

All significant intercompany accounts and transactions have been eliminated in the consolidation. “Due to affiliates” represents amounts due to entities that own equity or indebtedness of the Company or a subsidiary but that are not part of the consolidated company presented herein.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from products when the goods are shipped pursuant to a customer’s purchase order. Revenue from royalties is recorded in the period in which the sales of the underlying products are made. Revenue from license fees is recognized in the period in which they are due and payable.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the consolidated financial statements and the accompanying notes. Accounting estimates and assumptions are those that management considers to be the most critical to an understanding of the consolidated financial statements because they inherently involve significant judgments and uncertainties. All of these estimates reflect management’s judgment about current economic and market conditions and their effects based on information available as of the date of these consolidated financial statements. If such conditions persist longer or deteriorate further than expected, it is reasonably possible that the judgments and estimates could change, which may result in future impairments of assets, among other effects.

Significant estimates include the carrying value of intangible assets and the value of equity instruments, including convertible notes, stock options, warrants, and membership units issued in lieu of cash.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in bank demand deposits. The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are accounted for at fair value, do not bear interest, and are short-term in nature. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability to collect on accounts receivable. Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to earnings and a credit to the valuation allowance. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable. The Company does not require collateral.

Concentrations of Credit Risk

Concentrations of Credit Risk

Certain balance sheet items that potentially subject the Company to concentrations of credit risk are primarily accounts receivable. Concentrations of credit risk with accounts receivable are generally mitigated by the size of the Company’s customers. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable.

Inventory

Inventory

Inventory is carried at the lower of cost or market. A physical inventory count is taken at the end of each calendar quarter and the accounting records are adjusted to match the physical inventory.

Property and Equipment

Property and Equipment

Property, equipment, computer hardware and software, and leasehold improvements are carried at historical cost. Expenditures are capitalized only if the cost of the individual asset exceeds $1,200 and the asset is expected to have a business use for greater than 12 months.

Depreciation is calculated on a straight line basis over the estimated useful life of the property acquired. Equipment and furniture is depreciated over 60 months. Computer software and hardware is depreciated over 36 months. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

Inter-company transfers of assets are recorded at depreciated cost, with no change in estimated life or monthly depreciation.

Research and Development	Research and Development The Company expenses all costs associated with the development of applications for the Company’s technology as the costs are incurred.
Intangible Assets

Intangible Assets

Amortization is computed based on the straight line method over the life of the patent, which is 180 months beginning with the month when the patent is granted. The amortization is based on the historical cost of each individual patent. Costs incurred to renew or extend the terms of patents are expensed as incurred.

The Company annually assesses whether the carrying value of its intangible assets exceeds their fair value and records an impairment loss equal to any excess.

Income Taxes

Income Taxes

OTI and OAPS are not consolidated into the Company for purposes of United States tax filings and computations. OTLLC, OTD and OTLIC are limited liability companies and, as such, do not pay federal or state income taxes. Accordingly, no taxes have been accrued on the Company’s records for periods prior to the Merger.

Stock-Based Compensation

Stock-Based Compensation

The Company utilizes equity based awards as a form of compensation for employees, consultants, officers and directors. The Company records compensation expense for all awards granted. After having assessed alternative valuation models and amortization methods, the Company uses the Black-Scholes valuation model and straight-line amortization of compensation expense over the requisite service period for each grant. The Company will reconsider use of this model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

Leases	Leases The Company leases office facilities under a non-cancelable operating lease. The Company recognizes rent on a straight-line basis over the lease term.

Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory

Inventory consists of the following:

	December 31, 2012	December 31, 2011
Raw materials	$95,732	$73,501
Work in process	—	—
Finished goods	884	2,267
Customer projects in process	840	—

Total Inventory	$97,456	$75,768

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consist of the following:

	December 31, 2012	December 31, 2011
Leasehold improvements	$7,279	$7,279
Furniture and equipment	195,927	184,965

Property and equipment, gross	203,206	192,244
Accumulated depreciation	(181,498)	(164,418)

Net property and equipment	$21,708	$27,826

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Accumulated Amortization

The balances as of December 31, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(183,059)	$137,736

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819

Other Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Long Term Assets

Other long term assets consist of the following:

	December 31, 2012	December 31, 2011
Investment in subsidiaries	$100	$100
Other receivables	7,102	4,135
Security deposits	6,597	6,597
Licenses	10,000	10,000

Total other assets	$23,799	$20,832

Deferred Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Compensation

Deferred compensation consists of the following:

	December 31, 2012	December 31, 2011
Deferred wages	$112,979	$140,833
Deferred directors’ fees	45,000	—
Accrued taxes on deferred wages	8,688	25,632

Total deferred compensation	$166,667	$166,465

Other Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Other Short-Term Debt

Other short-term debt consists of the following:

	December 31, 2012	December 31, 2011
Current portion, promissory notes payable	$37,500	$—
Other short-term debt	322,145	401,178
Promissory notes related to proposed merger	—	325,000
Accrued interest	42,010	13,646

Total	$401,655	$739,824

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Number of Shares of Common Stock Issued Warrants Exercised on Conversion of Notes

The following table shows the number of shares of common stock that would have been issued if all the warrants related to the Notes were exercised as of December 31, 2012:

	As of December 31, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $ 0.3125
Series C-1 Notes	N/A	$—	—	2,841,440
Series C-2 Notes	N/A	—	—	3,200,000
Series C-3 Notes	N/A	—	—	1,972,000

		$—	—	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

	As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,637	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,500	1,972,000

		$2,718,947	26,234,377	8,013,440

Notes Payable

Notes payable consist of the following:

	December 31, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$—	$2,579,220
Debt discount—beneficial conversion feature	—	(867,273)
Debt discount—warrant value	—	(62,073)
Promissory note—long term portion	164,187	—

Net	$164,187	$1,649,874

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments of Operating Leases with Terms in Excess of One Year

As of December 31, 2012, the future minimum payments required under all operating leases with terms in excess of one year were as follows:

For the year ending December 31,	Amount
2013	79,164
2014	79,164
2015	79,164
2016	19,791
2017	—

$257,283

Equity Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Estimation under Black-Sholes Model

The dividend yield was zero since the Company will not be paying dividends for the foreseeable future. For stock option grants in 2012, the following assumptions were used:

Range of risk-free interest rates	0.669% – 2.812%
Expected term of options in years	5.003 – 6.256
Range of expected volatility	34.70% – 38.42%

Summary of Option Activity

A summary of option activity for the years ended December 31, 2012 and December 31, 2011, follows:

	For the year ended December 31,
	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,363,104	$0.188	2,803,104	$0.209
Granted	1,166,667	$0.452	—	$—
Exercised	—	$—	—	$—
Forfeited and expired	—	$—	(440,000)	$0.324

Outstanding at the end of the year	3,529,771	$0.275	2,363,104	$0.188

Exercisable at the end of the year	2,879,711	$0.255	1,153,104	$0.225

Common Stock Options Outstanding and Exercisable

Common stock options outstanding and exercisable at December 31, 2012 were as follows:

As of December 31, 2012
	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	2,023,104	7.82	1,623,104
$0.250	240,000	6.01	240,000
$0.325	340,000	1.32	340,000
$0.375	120,000	7.61	120,000
$0.395	266,667	9.85	266,667
$0.625	40,000	2.42	40,000
$0.745	500,000	9.68	250,000

Total	3,529,771	7.42	2,879,771

Shares Issuable upon Exercise of Warrants

Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company and issued to consultants through December 31, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	4,000,000	0.50
Issued to consultant	133,335	0.50
Exercised	—	—

Balance, December 31, 2012	4,133,335	0.50

Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants

At December 31, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 4,133,335 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants (at $0.50 exercise price)
October 26, 2016	200,000	3.82	$107,446
November 1, 2016	50,000	3.84	26,862
December 4, 2016	200,000	3.93	107,446
December 27, 2016	200,000	3.99	107,446
February 13, 2017	50,000	4.12	26,862
February 27, 2017	100,000	4.16	53,723
March 12, 2017	250,000	4.20	134,308
April 4, 2017	150,000	4.26	80,585
April 22, 2017	250,000	4.31	134,308
May 9, 2017	500,000	4.36	268,616
May 14, 2017	1,050,000	4.37	564,094
July 22, 2017	500,000	4.56	268,616
August 30, 2017	500,000	4.67	268,616
August 30, 2017	133,335	4.67	71,632

	4,133,335	4.34	$2,220,560

Black-Scholes Valuation Assumption of Warrants Issued

The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.59%-1.20%
Expected life of warrants (years)	5.00

Organization and Basis of Presentation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011
Basis Of Presentation And Organization [Line Items]
Number of subsidiaries	2
Cash balance at the end of the period	$ 169,678	$ 86,685
Accumulated losses	$ (10,686,133)	$ (8,069,326)
Oryon Technologies LLC
Basis Of Presentation And Organization [Line Items]
Ownership percentage	51.00%
Remaining Ownership Percentage
Basis Of Presentation And Organization [Line Items]
Ownership percentage	49.00%

Corporate History and Merger - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2011	Aug. 06, 2010	Aug. 22, 2007	Oct. 24, 2011 Oryon Technologies LLC
Business Combination, Transactions [Line Items]
Authorized common shares at incorporation	600,000,000	600,000,000		600,000,000	100,000,000
Par value of common shares at incorporation	$ 0.001	$ 0.001	$ 0.001	$ 0.006	$ 0.001
Business merger common stock shares issued						16,502,121

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Equipment and furniture
Significant Accounting Policies [Line Items]
Estimated useful life	60 years
Computer software and hardware
Significant Accounting Policies [Line Items]
Estimated useful life	36 months
Leasehold Improvements
Significant Accounting Policies [Line Items]
Estimated useful life description	Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

Inventory (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 95,732	$ 73,501
Work in process
Finished goods	884	2,267
Customer projects in process	840
Total Inventory	$ 97,456	$ 75,768

Property and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 203,206	$ 192,244
Accumulated depreciation	(181,498)	(164,418)
Net property and equipment	21,708	27,826
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,279	7,279
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 195,927	$ 184,965

Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 17,080	$ 35,771

Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Intangible Assets Disclosure [Line Items]
Gross carrying cost	$ 320,795	$ 320,795
Accumulated amortization	183,059	159,976
Weighted average amortization period	6 years
Aggregate amortization expense December 31, 2013	23,083
Aggregate amortization expense December 31, 2014	23,083
Aggregate amortization expense December 31, 2015	23,083
Amortization expense	$ 23,083	$ 23,083

Intangible Assets and Accumulated Amortization (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization Period	6 years
Gross Carrying Amount	$ 320,795	$ 320,795
Accumulated Amortization	(183,059)	(159,976)
Intangible Assets Net	137,736	160,819
Patents
Finite-Lived Intangible Assets [Line Items]
Amortization Period	15 years	15 years
Gross Carrying Amount	320,795	320,795
Accumulated Amortization	(183,059)	(159,976)
Intangible Assets Net	$ 137,736	$ 160,819

Other Long Term Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Investment in subsidiaries	$ 100	$ 100
Other receivables	7,102	4,135
Security deposits	6,597	6,597
Licenses	10,000	10,000
Total other assets	$ 23,799	$ 20,832

Deferred Compensation (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Savings And Investment Plan And Deferred Compensation [Line Items]
Deferred wages	$ 112,979	$ 140,833
Deferred directors' fees	45,000
Accrued taxes on deferred wages	8,688	25,632
Total deferred compensation	$ 166,667	$ 166,465

Deferred Compensation - Additional Information (Detail) (USD $)	1 Months Ended								1 Months Ended
	Oct. 31, 2011	May 31, 2011	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 15, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Former Consultant	Dec. 15, 2011 Former Consultant
Investments And Employee Deferred Compensation Plan [Line Items]
Membership units in lieu of cash wages, issued							$ 99,094	$ 13,163
Issuance of membership units in lieu of cash payments, shares			898,056
Common stock issued, per share	$ 0.125	$ 0.125	$ 0.125
Additional common stock issued	1,553,776
Shares issued as lieu of cash wages					2,451,832
Shares issued to former consultant									40,000	40,000
Unpaid compensation						5,000
Deferred wages				$ 112,979	$ 140,833

Other Short-Term Debt (Detail) (USD $)	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Other Liabilities Current [Line Items]
Other short-term debt	$ 322,145			$ 401,178
Promissory notes related to proposed merger		200,000	200,000	325,000
Accrued interest	42,010			13,646
Total	401,655			739,824
Promissory Notes
Other Liabilities Current [Line Items]
Current portion, promissory notes payable	$ 37,500

Other Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 05, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Oryon Technologies LLC	Dec. 31, 2012 Promissory Notes	Dec. 05, 2012 Promissory Notes	Dec. 31, 2011 Warrant	Dec. 31, 2012 Private Placement Warrant	Dec. 31, 2011 Private Placement Warrant
Subsidiary, Sale of Stock [Line Items]
Interest accrued percentage					10.00%
Accounts payable	$ 187,047				$ 324,027	$ 287,145
Documented promissory note		211,418
Current portion, promissory notes payable							37,500
Promissory note, beginning date								Oct 1, 2012
Description of promissory note interest rate							Promissory note bears interest at WSJPrime plus one percent
Promisory note, maturity date							Sep 30, 2016
Promissory notes issued			200,000	200,000	325,000
Common stock exercise price	$ 0.5				$ 0.5					$ 0.5
Stock transaction period	5 years				5 years
Common stock issued	1,450,000								2	800,000	650,000
Total short term notes			$ 725,000	$ 525,000

Notes Payable - Additional Information (Detail) (USD $)	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series C Notes	Aug. 31, 2012 Series C Notes	Dec. 31, 2011 Series C Notes	Dec. 31, 2012 Series C-1	Dec. 31, 2011 Series C-1	Dec. 31, 2010 Series C-1	Aug. 31, 2012 Write Off of Unamortized Discounts
Auction Market Preferred Securities, Stock Series [Line Items]
Convertible notes outstanding			$ 2,579,220	$ 0		$ 2,579,220
Accrued interest on short-term notes			139,727	0		139,727
Notes payable	164,187		1,649,874	0		2,718,947
Notes and accumulated accrued interest converted to common stock					27,158,657
Common stock purchase price		$ 0.3125
Interest on note accrues	5.00%
Unamortized debt discount	0		867,273							731,199
Convertible notes payable market value per share									$ 1
Debt instrument discount									972,070
Amortization expense recognized							$ 136,074	$ 103,472
Conversion Price									$ 0.5

Number of Shares of Common Stock Issued Warrants Exercised on Conversion of Notes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Conversion [Line Items]
Principal and Interest Amounts		$ 2,718,947
Potential Shares Issued if Notes Converted		26,234,377
Shares Issued if Warrants Exercised	8,013,440	8,013,440
Series C-1 Notes
Debt Conversion [Line Items]
Conversion Price		$ 0.0625
Principal and Interest Amounts		1,026,265
Potential Shares Issued if Notes Converted		16,420,240
Shares Issued if Warrants Exercised	2,841,440	2,841,440
Series C-2 Notes
Debt Conversion [Line Items]
Conversion Price		$ 0.1875
Principal and Interest Amounts		1,102,807
Potential Shares Issued if Notes Converted		5,881,637
Shares Issued if Warrants Exercised	3,200,000	3,200,000
Series C-3 Notes
Debt Conversion [Line Items]
Conversion Price		$ 0.15
Principal and Interest Amounts		$ 589,875
Potential Shares Issued if Notes Converted		3,932,500
Shares Issued if Warrants Exercised	1,972,000	1,972,000

Notes Payable (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Conversion [Line Items]
Convertible notes (C-1, C-2 and C-3)		$ 2,579,220
Debt discount-beneficial conversion feature		(867,273)
Debt discount-warrant value		(62,073)
Promissory note-long term portion	164,187	1,649,874
Net	$ 164,187	$ 1,649,874

Leases - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 sqft	Dec. 31, 2011
Operating Leased Assets [Line Items]
Office and production facility lease area			9,957
Lease obligation per month			$ 6,597
Lease expiration date			Mar 31, 2016
Increase in rent expense	4,300	12,800
Amortization period of lease payments	7 months
Lease and rental expense			83,464	91,670
Series C-3 Notes
Operating Leased Assets [Line Items]
Issuance of additional convertible notes			$ 30,000

Future Minimum Payments of Operating Leases with Terms in Excess of One Year (Detail) (Operating Lease Obligations, USD $)	Dec. 31, 2012
Operating Lease Obligations
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 79,164
2014	79,164
2015	79,164
2016	19,791
2017
Contractual Obligations Total, Total	$ 257,283

Income Taxes - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax refund amount received		$ 5,181
Anticipated tax liability	$ 0

Capital - Additional Information (Detail) (USD $)	1 Months Ended										3 Months Ended					4 Months Ended	12 Months Ended										1 Months Ended						12 Months Ended
	Sep. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	May 15, 2012	Apr. 30, 2012	Mar. 12, 2012	Jan. 31, 2012	Oct. 31, 2011	May 31, 2011	Jan. 31, 2011	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012	Apr. 19, 2012	Nov. 17, 2011	Nov. 04, 2011	May 13, 2011	Aug. 06, 2010	Aug. 22, 2007	Dec. 31, 2011 Former Consultant	Dec. 15, 2011 Former Consultant	Aug. 22, 2007 Preamendment	Apr. 30, 2012 Post Stock Split	Jan. 31, 2012 Post Stock Split	Dec. 31, 2011 Post Stock Split	Dec. 31, 2012 Warrant	Mar. 19, 2012 Post Amendment
Class of Stock [Line Items]
Common stock, shares authorized														600,000,000			600,000,000	600,000,000							600,000,000	100,000,000			100,000,000
Common stock, par value														$ 0.001			$ 0.001	$ 0.001					$ 0.001		$ 0.006	$ 0.001			$ 0.001
Forward stock split per common stock																			6
Number of shares surrendered for cancellation								30,000,000													14,000,000	1,000,000								15,000,000
Common stock, shares issued					15,800,000							15,800,000		16,502,121		15,800,000	62,660,778	16,502,121													29,000,000	29,000,000
Common stock, outstanding					15,800,000							15,800,000		16,502,121		15,800,000	62,660,778	16,502,121													29,000,000	29,000,000
Share subscription price per share														$ 0.5				$ 0.5
Agreement investment amount in common equity																	$ 100,000
Additional investment amount in common stock of company under financing agreement																	1,900,000
Number of shares of common stock issuable to investing company under financing agreement																	2
Number of warrants to purchase common stock issuable to investing company under financing agreement																	2
Exercise price of shares issued	$ 0.5		$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5					$ 0.5	$ 0.5			$ 0.5	$ 0.5
Investment warrants term of warrants	5 years		5 years		5 years	5 years	5 years					5 years	5 years			5 years	5 years
Proceeds from subscriptions representing financial obligation				775,000	200,000		325,000					200,000	200,000			200,000
Issuance of common stock, financing transactions, pre-merger, shares					400,000	800,000	650,000					800,000	400,000			1,450,000
Number of warrants issuable related to subscription	1,000,000		2,200,000	1,550,000	400,000	800,000	650,000				2,200,000	400,000	400,000			400,000
Proceeds related to the issued equity securities																	400,000																90,535
Number of warrants issued from proceeds of sale of equity securities																	800,000
Number of shares issuable related to subscription	1,000,000		2,200,000	1,550,000		800,000					2,200,000
Preferred stock, shares authorized														50,000,000			50,000,000	50,000,000																50,000,000
Preferred stock, par value														$ 0.001			$ 0.001	$ 0.001																$ 0.001
Preferred stock subscribed																																		0
Preferred stock, shares issued																																		0
Common stock issued in lieu of cash payments								1,553,776			80,000			40,000	792,752			2,571,832	105,304
Exercice price per share of stock issued for cash								$ 0.125			$ 0.125			$ 0.125	$ 0.125				$ 0.125
Amount of cash investment exchanged to common stock			10,000								10,000
Common stock shares issued in fulfillment of subscription	1,000,000		2,200,000
Number of shares issuable related to subscription		$ 500,000	$ 1,100,000								$ 1,100,000									$ 500,000
Common stock issued for conversion of Notes		27,158,657
Shares issued as lieu of cash wages														2,451,832				2,451,832
Shares issued to former consultant																											40,000	40,000
Common stock issued, per share								$ 0.125	$ 0.125	$ 0.125
Common share purchased																								80,000

Equity Options and Warrants - Additional Information (Detail) (USD $)	1 Months Ended						3 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	May 15, 2012	Apr. 30, 2012	Mar. 12, 2012	Jan. 31, 2012	Sep. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Apr. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Subsequent Event	Nov. 30, 2012 Ordinary Shares Granted To Non-Executive Directors	Jan. 31, 2013 Employees and Consultants Subsequent Event	May 04, 2012 Unvested Stock Options	Sep. 30, 2012 Consultant Warrants	Dec. 31, 2012 Consultant Warrants	Sep. 30, 2012 First Anniversary Of Grant Date	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Dec. 31, 2009 Warrant	Sep. 30, 2012 Original Amount	Sep. 30, 2012 Current	Dec. 31, 2012 Two Thousand Twelve Omnibus Equity Incentive Plan Oryon Technologies LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exercise of vested options after participants termination												3 months
Period of exercise of vested options after participants death or disability												12 months
Equity intensive plan conversion shares																															8
Number of shares exercisable for options	500,000					400,000	500,000				500,000	3,529,771	400,000	2,363,104	2,803,104		266,667	423,796													345,388
Issuance of options to purchase																															2,763,104
Lowest common stock price per share																															$ 0.13
Highest common stock price per share																															$ 0.63
Exercise prices	$ 0.745												$ 0.125				$ 0.395	$ 0.3425
Annual vesting percentage													25.00%
Unvested options outstanding																			400,000
Percentage of immediately vested shares	50.00%																100.00%	100.00%
Percentage of vested on the first anniversary																						50.00%
Grant date fair market value of option grant	$ 114,534						$ 77,838										$ 33,765	$ 63,100
Number of shares granted for options																3,953,567
Weighted average granted exercise prices																$ 0.282
Number of shares vested for options																3,359,771
Weighted average vested exercise prices																$ 0.261
Number of shares unvested for options																593,796
Weighted average unvested exercise prices																$ 0.402
Stock-based compensation expense												192,780		20,896									159,014	20,896
Unrecognized share based compensation												46,143		33,710
Weighted average grant date fair value, granted												$ 0.1485														$ 0.008	$ 0.01	$ 0.009
Aggregate intrinsic value												499,238
Number of shares issuable related to subscription	1,000,000	2,200,000	1,550,000		800,000		1,000,000				1,000,000
Number of warrants issuable related to subscription	1,000,000	2,200,000	1,550,000	400,000	800,000	650,000	1,000,000	400,000	400,000	400,000	1,000,000		650,000							133,335	133,335
Common stock exercise price	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5		$ 0.5	$ 0.5	$ 0.5		$ 0.5								$ 0.5						$ 0.3125	$ 0.3125	$ 0.375
Investment warrants term of warrants	5 years	5 years		5 years	5 years	5 years		5 years	5 years	5 years		5 years								5 years
Number of warrants to purchase shares												4,133,335
Fair Value of Warrants											561,194
Proceeds related to warrant												2,000,000
Warrant exercise price																													$ 0.75	$ 0.5
Change in fair market value of Series A warrants											535,367	(535,367)
Shares issued if warrant exercised												8,013,440		8,013,440
Additional warrants issued												107,672		107,672
Total warrants outstanding												8,121,112		8,121,112
Warrants issued																										310,000	7,768,440	42,672
Issuance of non cash warrants other than convertible notes related												32,565		99											0	2,812
Non cash interest expense on warrants related to convertible notes												$ 12,893		$ 18,255											$ 12,893	$ 18,255

Stock Option Estimation under Black-Scholes Model (Detail)	12 Months Ended
Dec. 31, 2012
Compensation Related Costs Disclosure [Line Items]
Expected term of options in years	5 years
Range of expected volatility	39.00%
Minimum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	0.59%
Maximum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	1.20%
Stock Options | Minimum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	0.67%
Expected term of options in years	5 years 1 day
Range of expected volatility	34.70%
Stock Options | Maximum
Compensation Related Costs Disclosure [Line Items]
Range of risk-free interest rates	2.81%
Expected term of options in years	6 years 3 months 2 days
Range of expected volatility	38.42%

Summary of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jan. 31, 2012
Stock Option Activity And Changes [Line Items]
Outstanding at the beginning of the year	2,363,104	2,803,104	500,000	400,000
Granted	1,166,667
Exercised
Forfeited and expired		(440,000)
Outstanding at the end of the year	3,529,771	2,363,104	500,000	400,000
Exercisable at the end of the year	2,879,771	1,153,104
Outstanding at the beginning of the year	$ 0.188	$ 0.209
Granted	$ 0.452
Exercised
Forfeited and expired		$ 0.324
Outstanding at the end of the year	$ 0.275	$ 0.188
Exercisable at the end of the year	$ 0.255	$ 0.225

Common Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.5
Number Outstanding	3,529,771	500,000	400,000	2,363,104	2,803,104
Weighted Average Years of Remaining Contractual Life	7 years 5 months 1 day
Options exercisable number of outstanding	2,879,771			1,153,104
Common Stock Options with Exercise Price of 0.125
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.125
Number Outstanding	2,023,104
Weighted Average Years of Remaining Contractual Life	7 years 9 months 26 days
Options exercisable number of outstanding	1,623,104
Common Stock Options with Exercise Price of 0.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.25
Number Outstanding	240,000
Weighted Average Years of Remaining Contractual Life	6 years 4 days
Options exercisable number of outstanding	240,000
Common Stock Options with Exercise Price of 0.325
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.325
Number Outstanding	340,000
Weighted Average Years of Remaining Contractual Life	1 year 3 months 26 days
Options exercisable number of outstanding	340,000
Common Stock Options with Exercise Price of 0.375
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.375
Number Outstanding	120,000
Weighted Average Years of Remaining Contractual Life	7 years 7 months 10 days
Options exercisable number of outstanding	120,000
Common Stock Options with Exercise Price of 0.395
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.395
Number Outstanding	266,667
Weighted Average Years of Remaining Contractual Life	9 years 10 months 6 days
Options exercisable number of outstanding	266,667
Common Stock Options with Exercise Price of 0.625
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.625
Number Outstanding	40,000
Weighted Average Years of Remaining Contractual Life	2 years 5 months 1 day
Options exercisable number of outstanding	40,000
Common Stock Options With Exercise Price Of 0.745
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.745
Number Outstanding	500,000
Weighted Average Years of Remaining Contractual Life	9 years 8 months 5 days
Options exercisable number of outstanding	250,000

Shares Issuable upon Exercise of Warrants (Detail) (USD $)	1 Months Ended						3 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	May 15, 2012	Apr. 30, 2012	Mar. 12, 2012	Jan. 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Apr. 30, 2012	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares potentially issuable, Issued in fulfillment of subscriptions										4,000,000
Number of shares potentially issuable, Issued to consultant	1,000,000	2,200,000	1,550,000	400,000	800,000	650,000	400,000	400,000	400,000
Number of shares potentially issuable, Exercised
Number of shares potentially issuable, ending balance										4,133,335
Weighted average exercise price, Issued in fulfillment of subscriptions										$ 0.5
Weighted average exercise price, Issued to consultant	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5
Weighted average exercise price, Exercised
Weighted average exercise price, ending balance										$ 0.5
Consultant Warrants
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares potentially issuable, Issued to consultant	133,335									133,335
Weighted average exercise price, Issued to consultant	$ 0.5

Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable		4,133,335
Remaining years to expiration and weighted average		7 years 5 months 1 day
Fair Value of Warrants	$ 561,194
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable		4,133,335
Remaining years to expiration and weighted average		4 years 4 months 2 days
Fair Value of Warrants		2,220,560
Warrant | October 26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		October 26, 2016
Number of shares potentially issuable		200,000
Remaining years to expiration and weighted average		3 years 9 months 26 days
Fair Value of Warrants		107,446
Warrant | November 1, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		November 1, 2016
Number of shares potentially issuable		50,000
Remaining years to expiration and weighted average		3 years 10 months 2 days
Fair Value of Warrants		26,862
Warrant | December 4, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		December 4, 2016
Number of shares potentially issuable		200,000
Remaining years to expiration and weighted average		3 years 11 months 5 days
Fair Value of Warrants		107,446
Warrant | December 27, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		December 27, 2016
Number of shares potentially issuable		200,000
Remaining years to expiration and weighted average		3 years 11 months 27 days
Fair Value of Warrants		107,446
Warrant | February 13, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		February 13, 2017
Number of shares potentially issuable		50,000
Remaining years to expiration and weighted average		4 years 1 month 13 days
Fair Value of Warrants		26,862
Warrant | February 27, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		February 27, 2017
Number of shares potentially issuable		100,000
Remaining years to expiration and weighted average		4 years 1 month 28 days
Fair Value of Warrants		53,723
Warrant | March 12, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		March 12, 2017
Number of shares potentially issuable		250,000
Remaining years to expiration and weighted average		4 years 2 months 12 days
Fair Value of Warrants		134,308
Warrant | April 4, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		April 4, 2017
Number of shares potentially issuable		150,000
Remaining years to expiration and weighted average		4 years 3 months 4 days
Fair Value of Warrants		80,585
Warrant | April 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		April 22, 2017
Number of shares potentially issuable		250,000
Remaining years to expiration and weighted average		4 years 3 months 22 days
Fair Value of Warrants		134,308
Warrant | May 9, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		May 9, 2017
Number of shares potentially issuable		500,000
Remaining years to expiration and weighted average		4 years 4 months 10 days
Fair Value of Warrants		268,616
Warrant | May 14, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		May 14, 2017
Number of shares potentially issuable		1,050,000
Remaining years to expiration and weighted average		4 years 4 months 13 days
Fair Value of Warrants		564,094
Warrant | July 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		July 22, 2017
Number of shares potentially issuable		500,000
Remaining years to expiration and weighted average		4 years 6 months 22 days
Fair Value of Warrants		268,616
Warrant | August 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		August 30, 2017
Number of shares potentially issuable		500,000
Remaining years to expiration and weighted average		4 years 8 months 1 day
Fair Value of Warrants		268,616
Warrant | August 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		August 30, 2017
Number of shares potentially issuable		133,335
Remaining years to expiration and weighted average		4 years 8 months 1 day
Fair Value of Warrants		71,632

Black-Scholes Valuation Assumptions of Warrants Issued (Detail)	12 Months Ended
Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend rate	0.00%
Annualized volatility	39.00%
Expected life of warrants (years)	5 years
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk free interest rate	0.59%
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk free interest rate	1.20%

Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Maintenance fees paid	$ 3,510	$ 2,775
Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution under the benefit plan	1.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution under the benefit plan	15.00%

Going Concern - Additional Information (Detail) (USD $)	Dec. 31, 2012
Accumulated losses from inception period	$ 10,686,133

Related Party Transactions - Additional Information (Detail) (USD $)	Apr. 30, 2012	Jan. 31, 2012
Related Party Transaction [Line Items]
Advance due to former officers and directors	$ 150,505	$ 150,505
Accounts payable and accrued liabilities payable by former officers and directors in connection with merger	$ 54,434